Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in liabilities arising from financing activities

23. Changes in liabilities arising from financing activities

	Bank loan	Novartis notes	Warrant liability	Deferred cash consideration	TAP Agreement	Total
				(in £)
January 1, 2018	18,774,924	1,977,393	1,346,484	2,061,000	—	24,159,801
Cash
Net increase in bank loan	455,000	—	—	—	—	455,000
Increase in TAP funding	—	—	—	—	34,289	34,289
Interest payments	(1,644,610)	—	—	—	—	(1,644,610)
Bank loan transaction costs	(920,859)	—	—	—	—	(920,859)
Non-cash
Bank modification loss	730,037	—	—	—	—	730,037
Fair value of additional warrants	(375,344)	—	—	70,000	—	(305,344)
Increase in warrant liability	—	—	375,344	—	—	375,344
Novartis Notes - amounts restated through retained earnings	—	(123,864)	—	—	—	(123,864)
Change in fair value warrant	—	—	(716,215)	—	—	(716,215)
Provision for deferred cash consideration	—	—	—	—	—	—
Interest accrual	1,644,610	—	—	—	—	1,644,610
Accreted interest	781,998	185,352	—	—	—	967,350

December 31, 2018	19,445,756	2,038,881	1,005,613	2,131,000	34,289	24,655,539